UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 113.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.1%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020	2,500	$2,518,438
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	10,599	10,658,351
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	11,236	11,281,652
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	14,566	14,680,329
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing November 2, 2018	2,286	2,308,297
Term Loan, 6.25%, Maturing November 2, 2018	5,043	5,091,832
Ducommun Incorporated
Term Loan, 5.00%, Maturing June 28, 2017	1,082	1,093,436
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)	4,974	1,610,175
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	7,877	7,776,095
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	47,294	47,602,063
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	2,123	2,023,495
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	58,482	58,966,491

		$165,610,654

Automotive — 4.0%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	13,656	$13,690,516
Allison Transmission, Inc.
Term Loan, 3.16%, Maturing August 7, 2017	1,507	1,512,791
Term Loan, 3.75%, Maturing August 23, 2019	43,175	43,364,031
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	21,847	22,065,564
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	1,181	1,180,999
Chrysler Group LLC
Term Loan, Maturing May 24, 2017(3)	37,560	37,814,882
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	9,525	9,620,250
Federal-Mogul Corporation
Term Loan, 2.11%, Maturing December 29, 2014	17,447	17,359,441
Term Loan, 2.11%, Maturing December 28, 2015	16,118	16,037,350
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	39,075	39,575,668

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Metaldyne Company LLC
Term Loan, 6.50%, Maturing December 18, 2018	EUR	2,475	$3,369,325
Metaldyne, LLC
Term Loan, 5.00%, Maturing December 18, 2018		24,911	25,153,636
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		6,947	6,990,580
Schaeffler AG
Term Loan, 3.11%, Maturing April 22, 2016	EUR	8,788	11,923,400
Term Loan, 4.25%, Maturing January 27, 2017		4,650	4,695,514
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		16,253	16,362,897
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		13,413	13,496,934
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		5,930	5,971,231
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		26,754	26,971,663

			$317,156,672

Beverage and Tobacco — 0.5%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		5,508	$5,543,276
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	22,975	31,495,447

			$37,038,723

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		4,400	$4,435,640

			$4,435,640

Building and Development — 1.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		14,888	$14,974,527
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		4,441	4,457,169
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		3,625	3,663,852
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		5,561	5,586,260
Ply Gem Industries, Inc.
Term Loan, Maturing January 16, 2021(3)		9,500	9,556,411
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(2)		6,361	5,035,521
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		14,663	14,811,349
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021		2,500	2,572,500
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		13,756	13,811,586
Realogy Corporation
Term Loan, 4.45%, Maturing October 10, 2016		300	299,999
Term Loan, 4.50%, Maturing March 5, 2020		12,496	12,609,757

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		4,564	$4,594,425
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,493	2,516,814

			$94,490,170

Business Equipment and Services — 11.5%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		34,477	$34,821,905
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		29,809	30,088,008
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		5,336	5,362,861
Altegrity, Inc.
Term Loan, 4.75%, Maturing February 21, 2015		16,774	16,375,414
Term Loan, 7.75%, Maturing February 21, 2015		1,493	1,481,649
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		6,864	6,932,333
AVSC Holding Corp.
Term Loan, Maturing January 22, 2021(3)		4,325	4,359,241
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		16,681	16,743,284
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		5,975	5,993,667
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		15,500	15,610,716
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,756	2,771,236
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		13,295	13,360,996
Ceridian Corp.
Term Loan, 4.41%, Maturing May 9, 2017		11,450	11,529,738
ClientLogic Corporation
Term Loan, 6.99%, Maturing January 30, 2017		3,293	3,328,516
Term Loan, 7.23%, Maturing January 30, 2017	GBP	3,341	5,162,060
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,950	1,966,159
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		19,885	19,847,277
Education Management LLC
Revolving Loan, Maturing June 1, 2015(3)		7,500	6,187,500
Term Loan, 4.25%, Maturing June 1, 2016		11,385	10,940,617
Term Loan, 8.25%, Maturing March 29, 2018		13,885	13,942,273
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		43,430	43,900,206
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		26,139	26,264,490
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		32,718	32,547,522
Extreme Reach, Inc.
Term Loan, Maturing February 10, 2020(3)		7,725	7,782,937
Garda World Security Corporation
Term Loan, 3.00%, Maturing November 6, 2020		3,089	3,112,505

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.00%, Maturing November 6, 2020		12,073	$12,167,064
Term Loan, 4.97%, Maturing November 6, 2020	CAD	5,950	5,365,685
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		12,917	12,897,925
Term Loan, 4.75%, Maturing February 7, 2020	EUR	993	1,338,026
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		23,229	23,322,883
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		10,498	10,603,195
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		24,511	24,699,848
Term Loan, 4.25%, Maturing September 1, 2017	EUR	16,257	22,178,324
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		13,436	13,587,423
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		24,872	25,136,280
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		8,050	8,190,875
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		9,353	9,390,412
Term Loan, 4.29%, Maturing April 30, 2018	EUR	1,000	1,357,665
Term Loan, 4.29%, Maturing April 30, 2018	EUR	7,143	9,697,607
Ista International GmbH
Term Loan, 3.80%, Maturing April 30, 2020	EUR	123	167,780
Term Loan, 3.80%, Maturing April 30, 2020	EUR	942	1,282,213
Term Loan, 3.80%, Maturing April 30, 2020	EUR	1,984	2,700,496
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		9,742	9,766,531
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		17,759	17,925,840
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		33,192	33,509,849
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		11,129	11,537,075
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		12,874	12,898,061
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		18,800	18,424,000
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		17,309	17,460,522
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		4,425	4,428,951
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		4,975	4,970,856
Open Text Corporation
Term Loan, 3.25%, Maturing January 4, 2021		9,375	9,434,766
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		13,391	13,609,048
Term Loan - Second Lien, 8.75%, Maturing April 2, 2019		4,500	4,620,937
Phillips Pet Food & Supplies
Term Loan, Maturing January 31, 2021(3)		4,850	4,904,562
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		53,011	53,226,337
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		3,891	3,913,162

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		15,417	$15,385,557
Term Loan, 4.42%, Maturing January 31, 2017		14,870	14,818,545
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		6,702	6,743,448
Term Loan, 4.50%, Maturing January 31, 2020		22,126	22,263,704
Term Loan, 4.00%, Maturing March 9, 2020		47,266	47,560,962
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		4,817	4,864,082
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		19,921	20,201,353
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		344	347,330
Term Loan, 6.00%, Maturing July 28, 2017		2,249	2,268,728
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		4,298	4,324,410
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		25,106	25,194,651

			$909,100,078

Cable and Satellite Television — 4.2%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		4,002	$4,009,716
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		2,272	2,279,967
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		30,164	30,302,677
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		15,547	15,503,157
Term Loan, 3.00%, Maturing January 3, 2021		16,056	16,011,291
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		6,947	6,965,822
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		21,293	21,205,763
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		14,900	15,053,664
MCC Iowa LLC
Term Loan, 1.88%, Maturing January 31, 2015		1,828	1,825,864
Term Loan, 3.25%, Maturing January 29, 2021		6,965	6,999,825
Mediacom Illinois, LLC
Term Loan, 1.63%, Maturing January 30, 2015		5,604	5,605,364
Term Loan, 4.50%, Maturing October 23, 2017		2,825	2,840,581
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		10,878	10,674,581
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		4,375	4,406,902
Term Loan, 3.97%, Maturing March 31, 2021	EUR	26,812	36,428,949
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,800,741
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	12,450	20,622,596
Term Loan, 3.50%, Maturing June 8, 2020		60,475	60,690,472
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		3,242	3,260,488

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
YPSO France SAS
Term Loan, 4.99%, Maturing December 29, 2017	EUR	219	$296,990
Term Loan, 4.99%, Maturing December 29, 2017	EUR	2,579	3,505,778
Term Loan, 4.99%, Maturing December 29, 2017	EUR	3,349	4,552,281
Term Loan, 4.99%, Maturing December 29, 2017	EUR	4,133	5,617,285
Term Loan, 4.99%, Maturing December 29, 2017	EUR	4,465	6,068,660
Term Loan, 4.99%, Maturing December 29, 2017	EUR	6,885	9,359,731
Term Loan, 3.99%, Maturing December 26, 2018	EUR	7,450	10,092,665
Term Loan, Maturing December 31, 2018(3)	EUR	54	73,096

			$331,054,906

Chemicals and Plastics — 4.6%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,220	$10,321,757
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,761	3,737,893
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,302	5,355,463
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		20,298	20,539,039
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 1, 2020		42,174	42,563,989
Term Loan, 5.25%, Maturing February 3, 2020	EUR	3,970	5,399,517
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		4,294	4,335,160
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		1,806	1,819,478
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		1,972	1,984,426
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		6,701	6,751,361
Huntsman International, LLC
Term Loan, 2.69%, Maturing April 19, 2017		3,467	3,485,254
Term Loan, Maturing October 15, 2020(3)		18,075	18,176,672
Ineos Finance PLC
Term Loan, 4.25%, Maturing May 4, 2018	EUR	7,805	10,628,081
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		55,730	56,103,441
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		17,194	17,347,620
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		253	256,275
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,191	7,244,824
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		6,933	7,010,617
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	2,047,500
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,995	2,708,594
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		4,829	4,876,814
Term Loan, 5.53%, Maturing June 8, 2020	CAD	2,978	2,706,818
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		24,824	25,079,293

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Schoeller Arca Systems Holding B.V.
Term Loan, 4.73%, Maturing December 18, 2014	EUR	289	$276,783
Term Loan, 4.73%, Maturing December 18, 2014	EUR	824	789,159
Term Loan, 4.73%, Maturing December 18, 2014	EUR	887	849,212
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,433	1,452,227
Taminco Global Chemical Corporation
Term Loan, 4.25%, Maturing February 15, 2019		3,930	3,951,590
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,925	9,980,954
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		38,743	39,259,095
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		36,282	36,129,609
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,823	2,850,837
WR Grace & Co.
Term Loan, Maturing January 22, 2021(3)		2,007	2,017,449
Term Loan, Maturing January 31, 2021(3)	EUR	1,500	2,033,165
Term Loan, Maturing January 31, 2021(3)		5,618	5,648,856

			$365,718,822

Clothing/Textiles — 0.1%
Phillips-Van Heusen Corporation
Term Loan, 3.25%, Maturing February 13, 2020		4,949	$4,987,058

			$4,987,058

Conglomerates — 0.8%
Autobahn Tank & Rast GmbH
Term Loan, 3.79%, Maturing December 4, 2018	EUR	3,050	$4,128,959
Term Loan, 4.04%, Maturing December 4, 2019	EUR	2,550	3,472,860
Financiere SPIE S.A.S.
Term Loan, 4.73%, Maturing August 30, 2018	EUR	7,500	10,250,113
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,225	11,175,941
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	9,525	12,926,653
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		8,454	8,502,244
Term Loan, 5.00%, Maturing December 17, 2019	CAD	14,462	12,968,474

			$63,425,244

Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		40,958	$40,920,020
Term Loan, 3.75%, Maturing January 9, 2021		23,971	24,007,699
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		17,216	17,372,281
Pelican Products, Inc.
Term Loan, 6.25%, Maturing July 11, 2018		7,156	7,213,709
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,576	5,621,705
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,871	3,906,253

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		20,680	$20,948,094
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		6,738	6,769,719

			$126,759,480

Cosmetics/Toiletries — 0.5%
Prestige Brands, Inc.
Term Loan, 3.79%, Maturing January 31, 2019		663	$668,026
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing November 20, 2017		2,225	2,248,641
Term Loan, 4.00%, Maturing August 19, 2019		19,375	19,503,262
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		19,230	18,340,314

			$40,760,243

Drugs — 2.3%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(3)		6,450	$6,530,625
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		7,041	7,082,268
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		7,724	7,878,616
Catalent Pharma Solutions Inc.
Term Loan, 3.66%, Maturing September 15, 2016		7,924	7,979,419
Term Loan, 4.25%, Maturing September 15, 2017		12,706	12,810,483
Endo Health Solutions Inc.
Term Loan, 4.00%, Maturing June 18, 2018		229	229,741
Term Loan, Maturing November 5, 2020(3)		3,825	3,839,344
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018		5,094	5,116,663
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019		2,250	2,340,000
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		13,158	13,256,392
Patheon, Inc.
Term Loan, Maturing January 9, 2021(3)		19,400	19,401,727
Term Loan, Maturing January 30, 2021(3)	EUR	2,950	3,958,770
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 22, 2021		5,350	5,390,125
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		20,026	20,190,066
Term Loan, 3.75%, Maturing December 11, 2019		23,712	23,904,943
Term Loan, 4.50%, Maturing August 5, 2020		41,452	41,924,675

			$181,833,857

Ecological Services and Equipment — 0.6%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		46,616	$46,939,939
Progressive Waste Solutions Ltd.
Term Loan, 3.00%, Maturing October 24, 2019		2,277	2,294,078

			$49,234,017

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 10.2%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		14,581	$14,735,970
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		9,152	9,209,263
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		7,950	7,890,375
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020		8,700	8,547,750
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		1,377	1,394,052
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		27,825	28,312,429
Term Loan - Second Lien, Maturing November 22, 2018(3)		9,746	9,745,807
Belden Finance 2013 LP
Term Loan, 3.25%, Maturing October 2, 2020		3,990	4,012,994
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019		13,446	13,546,420
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		17,150	17,750,250
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016		1,030	1,031,664
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018		11,122	11,212,492
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		16,767	16,787,956
Dealer Computer Services, Inc.
Term Loan, 2.16%, Maturing April 21, 2016		5,323	5,349,937
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		14,357	14,360,235
Term Loan, 4.50%, Maturing April 29, 2020		90,241	89,964,001
Digital Generation, Inc.
Term Loan, 8.25%, Maturing July 26, 2018		15,699	15,803,805
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		14,085	14,196,616
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		9,413	9,507,625
Eze Castle Software Inc.
Term Loan, 4.50%, Maturing April 6, 2020		4,279	4,313,263
Term Loan - Second Lien, 8.50%, Maturing April 6, 2021		2,000	2,035,000
FIDJI Luxembourg (BC4) S.a r.l.
Term Loan, 6.25%, Maturing December 18, 2020		7,850	7,908,875
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020		15,227	15,393,932
Term Loan, 5.00%, Maturing January 15, 2021		4,984	5,054,873
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018		39,364	39,646,906
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		9,405	9,466,424
Infor (US), Inc.
Term Loan, 4.00%, Maturing June 1, 2020	EUR	3,945	5,386,987
Term Loan, 3.75%, Maturing June 3, 2020		3,230	3,243,504
Term Loan, 3.75%, Maturing June 3, 2020		52,747	53,002,139
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 18, 2019		10,072	10,130,310

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		36,630	$37,019,046
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		6,984	7,019,220
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		11,743	11,921,412
Term Loan, 3.25%, Maturing January 11, 2020		18,653	18,696,973
Renaissance Learning, Inc.
Term Loan, 5.00%, Maturing October 16, 2020		8,504	8,567,465
Term Loan - Second Lien, 8.75%, Maturing April 16, 2021		12,750	12,893,438
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,644	7,665,899
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,020,001
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		10,292	10,272,538
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		53,529	54,108,607
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		15,994	16,425,374
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019		5,450	5,491,722
Serena Software, Inc.
Term Loan, 4.16%, Maturing March 10, 2016		10,397	10,325,488
Term Loan, 5.00%, Maturing March 10, 2016		900	896,250
Shield Finance Co. S.A.R.L.
Term Loan, Maturing January 27, 2021(3)	EUR	4,500	6,038,802
Term Loan, Maturing January 27, 2021(3)		6,975	6,940,125
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		7,489	7,610,761
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017		7,474	7,539,226
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		9,652	9,603,305
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018		10,689	10,811,468
SS&C Technologies Holdings Europe S.A.R.L.
Term Loan, 3.25%, Maturing June 7, 2019		886	889,399
Term Loan, 3.25%, Maturing June 7, 2019		6,979	7,018,465
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 29, 2019		4,692	4,695,618
SumTotal Systems LLC
Term Loan, 6.28%, Maturing November 16, 2018		18,326	18,268,472
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		8,093	8,193,764
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019		26,617	26,858,123
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019		10,838	10,919,784
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020		4,250	4,303,125
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017		11,953	12,139,993
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020		7,214	7,258,836

			$802,354,553

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	16,500	$16,548,130

		$16,548,130

Financial Intermediaries — 5.0%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	10,206	$10,276,295
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	6,542	6,585,061
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,500	1,518,750
CB Richard Ellis Services, Inc.
Term Loan, 2.92%, Maturing March 29, 2021	1,241	1,246,828
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	6,211	6,280,811
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	22,185	22,379,601
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	16,240	16,348,616
First Data Corporation
Term Loan, 3.66%, Maturing March 24, 2017	6,000	6,015,000
Term Loan, 4.16%, Maturing March 23, 2018	19,255	19,343,744
Term Loan, 4.16%, Maturing September 24, 2018	24,150	24,220,446
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	1,141	1,147,439
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	23,325	23,354,156
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	15,137	15,340,399
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	4,271	4,290,076
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	3,600	3,618,000
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	8,806	8,954,347
LPL Holdings, Inc.
Term Loan, 2.66%, Maturing March 29, 2017	1,344	1,346,549
Term Loan, 3.25%, Maturing March 29, 2019	17,259	17,280,156
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,863	8,951,423
MIPL (Lux) S.a.r.l.
Term Loan, 4.00%, Maturing March 9, 2020	6,542	6,575,039
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	17,380	17,578,076
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	58,737	58,755,620
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	9,959	9,909,018
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	16,153	16,349,810
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016	10,883	10,460,697

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		5,415	$5,462,533
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		17,190	17,229,825
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017		5,693	5,713,955
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		6,350	6,445,250
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		36,857	37,186,959

			$390,164,479

Food Products — 5.2%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		34,105	$34,204,637
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 18, 2018		1,431	1,428,792
Autobar BV (Acorn 3 BV)
Term Loan, 5.85%, Maturing October 31, 2019	EUR	14,600	17,171,174
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		12,052	12,202,304
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		3,632	3,652,934
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		9,328	9,392,256
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		40,995	41,260,978
Term Loan, Maturing November 6, 2020(3)		22,355	22,421,372
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		44,811	45,188,827
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		64,401	65,136,710
Hearthside Food Solutions, LLC
Term Loan, 4.51%, Maturing June 7, 2018		2,826	2,818,736
Term Loan, 6.50%, Maturing June 7, 2018		4,408	4,430,042
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		3,989	4,009,168
Iglo Foods Midco Limited
Term Loan, 5.24%, Maturing January 31, 2018	EUR	5,500	7,481,982
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		17,930	17,996,967
Term Loan, 3.75%, Maturing September 18, 2020		13,890	13,924,913
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		5,479	5,523,869
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	50,378,734
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,985	6,002,632
Term Loan, 3.25%, Maturing April 29, 2020		30,569	30,645,422
United Biscuits (UK) Limited
Term Loan, 4.24%, Maturing July 29, 2020	EUR	1,825	2,494,258
Term Loan, 4.98%, Maturing July 29, 2020	GBP	4,775	7,933,018

			$405,699,725

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 4.4%
Aramark Corporation
Term Loan, 3.67%, Maturing July 26, 2016		918	$922,673
Term Loan, 3.68%, Maturing July 26, 2016		441	443,716
Term Loan, 3.75%, Maturing July 26, 2016		5,581	5,610,587
Term Loan, 3.75%, Maturing July 26, 2016		23,581	23,688,722
Term Loan, 4.00%, Maturing September 9, 2019		15,600	15,716,922
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		2,500	2,525,520
Buffets, Inc.
Term Loan, 0.25%, Maturing April 22, 2015(4)		265	265,450
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		11,060	11,148,325
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		4,589	4,629,406
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		6,825	6,850,423
Term Loan, 3.50%, Maturing January 6, 2021	EUR	9,550	12,987,410
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		4,963	5,000,812
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		51,133	51,388,759
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		20,603	20,834,331
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,716	13,878,942
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		44,140	44,320,491
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,993	7,001,497
Sagittarius Restaurants, LLC
Term Loan, 6.27%, Maturing October 1, 2018		4,356	4,378,211
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,841	1,847,078
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		58,387	59,035,051
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		45,272	40,563,730
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		17,367	17,444,547

			$350,482,603

Food/Drug Retailers — 3.3%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		6,097	$6,152,983
Term Loan, 4.75%, Maturing March 21, 2019		20,802	21,053,478
Alliance Boots Holdings Limited
Term Loan, 3.71%, Maturing July 10, 2017	EUR	4,249	5,753,542
Term Loan, 3.97%, Maturing July 10, 2017	GBP	49,200	80,995,392
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		43,106	43,181,533
Iceland Foods Group Limited
Term Loan, 4.29%, Maturing March 8, 2019	EUR	2,725	3,727,273

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		1,703	$1,728,989
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		41,447	41,744,791
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		25,291	25,982,931
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		30,242	30,436,630

			$260,757,542

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		3,955	$4,014,452
SIG Euro Holdings AG & Co. KG
Term Loan, 4.25%, Maturing December 2, 2018	EUR	2,723	3,674,129

			$7,688,581

Health Care — 11.2%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		2,475	$2,496,523
Term Loan, 4.25%, Maturing June 30, 2017		5,208	5,254,253
Term Loan, 4.25%, Maturing June 30, 2017		15,603	15,741,502
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		17,526	17,522,894
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		7,232	7,308,714
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		25,398	25,609,206
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		6,341	6,376,844
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		57,563	58,030,767
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		5,325	5,298,375
Term Loan, 6.50%, Maturing July 31, 2020		8,875	8,830,625
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,714	4,752,326
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,623	1,637,467
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		14,678	14,829,096
Community Health Systems, Inc.
Term Loan, 3.49%, Maturing January 25, 2017		6,598	6,646,733
Term Loan, 4.25%, Maturing January 27, 2021		62,562	63,288,149
Connolly Holdings, Inc.
Term Loan, Maturing January 29, 2021(3)		5,000	5,040,625
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		3,443	3,475,518
CRC Health Corporation
Term Loan, 4.66%, Maturing November 16, 2015		13,341	13,408,101
Term Loan, Maturing November 16, 2015(3)		2,600	2,617,875
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		6,443	6,492,285
Term Loan, 4.00%, Maturing November 1, 2019		21,384	21,588,837

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		18,512	$18,724,502
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		9,641	9,499,228
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		40,297	40,576,566
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		5,014	5,058,182
Term Loan, 4.75%, Maturing August 28, 2020	EUR	700	957,416
Term Loan, 4.25%, Maturing August 31, 2020		16,485	16,629,734
Term Loan, 4.75%, Maturing August 31, 2020	EUR	2,300	3,147,687
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		21,250	21,396,094
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		19,891	20,070,444
HCA, Inc.
Term Loan, 2.91%, Maturing March 31, 2017		24,874	24,949,928
Term Loan, 3.00%, Maturing May 1, 2018		23,853	23,921,963
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019		13,545	13,668,707
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		18,468	18,655,362
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		12,851	12,806,614
Term Loan, 7.75%, Maturing May 15, 2018		10,584	10,537,342
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018		9,306	9,398,836
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		43,722	44,174,959
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		3,738	3,621,200
Lifepoint Hospitals, Inc.
Term Loan, 2.66%, Maturing July 24, 2017		2,996	3,016,164
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		1,904	1,915,424
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		2,157	2,173,031
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		7,945	8,029,688
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		5,778	5,843,389
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017		22,582	22,779,799
National Mentor Holdings, Inc.
Term Loan, Maturing January 27, 2021(3)		6,450	6,510,469
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		27,290	27,747,826
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		15,725	15,842,937
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		42,279	42,614,322
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020		16,908	17,000,904

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018		13,349	$13,270,698
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		8,411	8,478,936
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		13,875	14,067,516
Select Medical Corporation
Term Loan, 3.50%, Maturing February 13, 2016		4,406	4,438,541
Term Loan, 4.00%, Maturing June 1, 2018		6,293	6,337,396
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		12,628	12,749,923
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		9,138	9,163,377
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		15,091	15,038,849
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,946	10,986,639
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		10,948	11,061,603
Universal Health Services, Inc.
Term Loan, 2.41%, Maturing November 15, 2016		384	387,264
VWR Funding, Inc.
Term Loan, 3.45%, Maturing April 3, 2017		24,344	24,481,256
Term Loan, 3.77%, Maturing April 3, 2017	EUR	1,218	1,650,653

			$879,628,083

Home Furnishings — 0.7%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		35,981	$36,334,862
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		21,601	21,690,618

			$58,025,480

Industrial Equipment — 3.4%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		10,945	$11,040,634
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		39,796	40,069,868
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		2,625	2,662,734
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		4,200	4,317,251
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		19,581	19,583,170
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,317	4,503,968
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		24,427	24,559,475
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		10,503	10,568,727
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		31,908	32,187,325
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		4,575	4,594,901

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020	12,769	$12,814,918
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	11,175	11,223,891
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	43,641	43,943,665
Southwire Company
Term Loan, Maturing February 11, 2021(3)	3,925	3,915,188
Spansion LLC
Term Loan, 3.75%, Maturing December 13, 2018	9,695	9,739,136
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	15,685	15,694,669
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017	5,385	5,452,643
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	4,420	4,447,910
VAT Holdings AG
Term Loan, Maturing January 9, 2021(3)	4,400	4,421,085

		$265,741,158

Insurance — 3.6%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	18,742	$18,838,352
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	31,820	32,128,344
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	8,625	8,719,875
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	93,959	94,085,073
Term Loan, 3.50%, Maturing July 8, 2020	8,910	8,816,274
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	26,038	26,178,665
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	10,512	10,372,053
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	14,567	14,603,586
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	6,268,522
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	25,087	25,431,948
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	9,055	9,114,785
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	27,015	27,217,450

		$281,774,927

Leisure Goods/Activities/Movies — 4.3%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	30,100	$30,402,575
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	24,046	24,143,978
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	15,411	15,572,717

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	25,406	$25,596,925
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	13,706	13,820,517
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	4,027	4,050,091
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	7,464	7,519,538
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	1,109	1,111,399
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	21,454	21,722,425
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	8,597	8,668,387
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	14,060	14,209,168
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	2,700	2,733,560
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	6,825	6,839,216
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	12,940	13,025,193
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018	889	318,415
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.41%, Maturing June 28, 2019	8,298	8,340,727
Regal Cinemas, Inc.
Term Loan, 2.69%, Maturing August 23, 2017	6,084	6,123,593
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	4,351	3,844,924
Term Loan - Second Lien, 7.16%, Maturing June 21, 2015(4)	2,825	1,945,012
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	8,938	9,014,583
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	23,423	23,351,586
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	4,742	4,780,119
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	19,913	20,037,154
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	998	1,012,463
Term Loan - Second Lien, 9.25%, Maturing September 11, 2020	3,000	3,105,000
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	11,625	11,719,453
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	11,716	11,782,028
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	7,200	7,326,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	19,352	19,433,144
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020	16,459	16,604,821

		$338,154,711

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Lodging and Casinos — 3.5%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		2,486	$2,523,487
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		4,140	4,161,048
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018		23,242	22,399,789
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		7,950	8,058,486
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020		8,379	8,447,079
Gala Group LTD
Term Loan, 5.48%, Maturing May 25, 2018	GBP	25,725	42,544,805
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,045	3,109,706
Term Loan, 0.00%, Maturing November 21, 2019(5)		1,305	1,332,731
Hilton Worldwide Finance, LLC
Term Loan, 3.75%, Maturing October 26, 2020		65,664	66,209,029
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		18,675	18,738,290
MGM Resorts International
Term Loan, 2.91%, Maturing December 20, 2017		10,358	10,383,488
Term Loan, 3.50%, Maturing December 20, 2019		35,361	35,442,598
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		8,283	8,350,677
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		4,090	4,135,760
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		30,000	30,184,830
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		3,980	3,990,046
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		3,516	3,530,474

			$273,542,323

Nonferrous Metals/Minerals — 2.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,714	$18,343,220
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		31,414	31,189,222
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		8,860	9,098,489
Fairmount Minerals LTD
Term Loan, 4.25%, Maturing March 15, 2017		3,516	3,555,745
Term Loan, 5.00%, Maturing September 5, 2019		19,975	20,303,106
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		15,125	15,312,172
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		9,754	9,290,488
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		16,932	17,064,583
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		3,778	3,822,990
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		6,400	6,608,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	5,099	$4,945,545
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	1,250	1,137,500
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	19,269	18,635,562

		$159,306,622

Oil and Gas — 3.2%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	27,549	$27,772,725
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	8,825	9,045,625
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	21,625	21,949,375
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	336	339,762
Term Loan, 9.00%, Maturing June 23, 2017	5,019	5,100,813
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	4,997	5,137,510
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	12,875	12,899,141
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	7,157	7,208,507
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	4,900	5,043,501
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	38,839	39,231,268
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	6,999	7,121,680
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	12,827	12,864,228
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	16,275	16,462,163
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 11, 2020	934	943,160
Term Loan, 4.25%, Maturing December 16, 2020	348	351,747
Term Loan, 4.25%, Maturing December 16, 2020	6,717	6,780,093
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 14, 2019	16,902	17,013,323
Term Loan, 4.25%, Maturing September 25, 2019	1,368	1,377,004
Term Loan, 4.25%, Maturing September 25, 2019	2,240	2,254,405
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(5)	7,500	7,481,250
Term Loan, 4.25%, Maturing November 13, 2018	16,235	16,397,007
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	28,969	29,248,802

		$252,023,089

Publishing — 3.4%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	5,533	$5,543,562
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	11,100	11,127,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ascend Learning, Inc.
Term Loan, 7.50%, Maturing July 31, 2019		1	$1,039
Term Loan, 7.50%, Maturing July 31, 2019		13,025	12,959,875
CBS Outdoor Americas Capital LLC
Term Loan, Maturing January 31, 2021(3)		6,075	6,104,743
Flint Group SA
Term Loan, 5.58%, Maturing December 31, 2016		2,251	2,259,643
Term Loan, 5.58%, Maturing December 31, 2016		3,440	3,452,808
Term Loan, 5.58%, Maturing December 31, 2016		3,518	3,531,370
Term Loan - Second Lien, 7.83%, Maturing June 29, 2018		1,302	1,277,565
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		63,256	59,787,774
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		36,642	36,824,779
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		46,970	46,852,880
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		4,440	4,531,766
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		11,100	11,217,871
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		5,313	5,412,828
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020		3,025	3,045,168
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		1,367	1,066,592
Newspaper Holdings Inc.
Term Loan, 1.75%, Maturing June 30, 2014		1,280	1,260,973
Nielsen Finance LLC
Term Loan, 2.91%, Maturing May 2, 2016		15,886	15,956,263
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		5,436	5,449,966
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		12,923	12,607,848
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	1,995	2,724,569
Term Loan, 5.00%, Maturing August 14, 2020		9,152	9,212,128
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		29	28,550
Term Loan, 8.00%, Maturing September 29, 2014		167	165,510
Trader Media Corporation Limited
Term Loan, 3.73%, Maturing June 8, 2017	GBP	5,625	9,258,489

			$271,662,309

Radio and Television — 2.8%
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016		139	$136,028
Term Loan, 6.91%, Maturing January 30, 2019		17,994	17,497,736
Term Loan, 7.66%, Maturing July 30, 2019		2,571	2,563,029
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		42,850	43,353,273
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		5,183	5,236,831

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		15,145	$15,113,453
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		2,686	2,709,032
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		1,949	1,960,182
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		8,448	8,516,044
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		8,363	8,404,952
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		9,484	9,531,348
Nine Entertainment Group Pty Ltd
Term Loan, 3.50%, Maturing February 5, 2020		18,348	18,330,439
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,872	3,978,547
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,486	2,495,573
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		4,426	4,433,956
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		9,529	9,548,432
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,523	14,686,092
Tyrol Acquisitions 2 SAS
Term Loan, 4.24%, (3.24% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	946	1,251,814
Term Loan, 4.24%, (3.24% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	946	1,251,814
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		33,265	33,490,047
Term Loan, 4.00%, Maturing March 2, 2020		12,930	13,003,975

			$217,492,597

Retailers (Except Food and Drug) — 5.4%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,736	$26,021,891
B&M Retail Limited
Term Loan, 5.52%, Maturing February 18, 2019	GBP	8,829	14,577,480
Term Loan, 6.02%, Maturing February 18, 2020	GBP	6,650	11,068,575
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		22,941	23,161,180
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		46,240	46,380,956
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		11,782	11,877,227
Douglas Holding AG
Term Loan, 4.73%, Maturing December 12, 2019	EUR	4,200	5,736,761
Term Loan, Maturing July 3, 2020(3)	EUR	1,700	2,318,583
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		6,189	6,243,398
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,696	10,856,651
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		35,750	36,330,830

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		20,753	$20,947,689
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		19,765	19,876,226
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,463	21,600,303
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		3,816	3,865,990
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020		39,127	39,634,923
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		6,004	6,049,082
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		27,646	27,842,541
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		1,980	1,989,900
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		12,806	12,919,015
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		8,555	8,586,220
Term Loan, 4.25%, Maturing August 7, 2019		1,037	1,044,859
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		31,160	31,455,807
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,887	16,118,463
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		4,815	4,777,632
Vivarte SA
Term Loan, 2.34%, Maturing March 9, 2015	EUR	2,640	2,801,108
Term Loan, 2.84%, Maturing March 8, 2016	EUR	2,640	2,801,108
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	22	17,779
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	154	124,453
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	1,582	1,280,092
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		3,474	3,317,876

			$421,624,598

Steel — 2.1%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 19, 2014		19,356	$19,561,403
FMG Resources (August 2006) Pty Ltd
Term Loan, 4.25%, Maturing June 28, 2019		79,113	80,101,961
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		8,220	8,252,847
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,970	6,548,632
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		10,997	11,030,991
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		6,793	6,797,554
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		9,725	9,822,250
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		1,747	1,747,822

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
TMS International Corp.
Term Loan, 4.50%, Maturing October 16, 2020	1,500	$1,507,500
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017	16,668	16,710,026

		$162,080,986

Surface Transport — 0.6%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019	3,375	$3,386,607
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	9,600	9,552,000
Term Loan, 3.00%, Maturing March 11, 2018	16,244	16,283,335
Term Loan, 3.75%, Maturing March 12, 2018	15,667	15,742,593
Swift Transportation Co.
Term Loan, 4.00%, Maturing December 21, 2017	3,178	3,207,549

		$48,172,084

Telecommunications — 3.3%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	22,707	$22,699,506
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	2,729	2,725,963
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019	15,954	16,010,433
Term Loan, 4.75%, Maturing March 9, 2020	24,850	24,932,230
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	23,328	23,451,460
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	72,600	73,262,475
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020	1,517	1,523,065
Mitel US Holdings, Inc.
Term Loan, Maturing January 15, 2020(3)	3,200	3,184,000
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	993	997,874
Term Loan, 3.75%, Maturing September 27, 2019	651	654,729
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	17,908	18,019,916
Term Loan, 4.00%, Maturing April 23, 2019	22,614	22,774,264
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,968	32,162,497
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	6,614	6,642,197
Term Loan, 3.50%, Maturing January 23, 2020	13,642	13,691,337

		$262,731,946

Utilities — 1.8%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	8,883	$8,963,735
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	7,139	7,126,853
Term Loan, 3.25%, Maturing January 31, 2022	2,687	2,691,873

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	4,675	$4,720,444
Term Loan, 4.00%, Maturing April 2, 2018	14,355	14,493,182
Term Loan, 4.00%, Maturing October 9, 2019	12,936	13,057,527
Term Loan, 4.00%, Maturing October 30, 2020	3,375	3,412,500
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019	1,056	1,063,229
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,181	17,305,974
EFS Cogen Holdings I Inc.
Term Loan, 3.75%, Maturing December 17, 2020	5,825	5,870,511
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	8,965	9,037,798
Term Loan, 4.25%, Maturing December 31, 2019	5,901	5,948,914
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	4,320	4,368,957
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	3,236	3,277,943
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018	8,853	8,832,099
PowerTeam Services, LLC
Term Loan, 3.69%, Maturing May 6, 2020(5)	1,017	1,019,208
Term Loan, 4.25%, Maturing May 6, 2020	8,093	8,066,366
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	14,900	15,030,375
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.72%, Maturing October 10, 2016	3,000	2,062,500
Term Loan, 4.74%, Maturing October 10, 2017	1,580	940,120
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,825	3,861,655
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	3,000	3,045,000

		$144,196,763

Total Senior Floating-Rate Interests (identified cost $8,918,163,858)		$8,961,458,853

Corporate Bonds & Notes — 4.5%

Security	Principal Amount* (000’s omitted)	Value
Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)	1,000	$1,065,000

		$1,065,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22	4,200	$4,389,000

		$4,389,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.4%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$12,037,750
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		4,995	5,444,550
8.875%, 12/1/18(7)		7,074	7,639,920
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,000	4,020,000
5.625%, 4/15/23(7)	EUR	5,000	7,080,673

			$36,222,893

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		9,500	$9,903,750
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	3,000	4,298,980
8.375%, 2/15/19(7)		3,800	4,203,750
7.50%, 5/1/20(7)		2,375	2,606,562
Polymer Group, Inc.
7.75%, 2/1/19		2,500	2,662,500
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)		12,350	12,689,625

			$36,365,167

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$20,935,313
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		1,850	1,937,875
3.782%, 10/15/20(7)(8)	EUR	3,000	4,227,768

			$27,100,956

Diversified Financial Services — 0.2%
KION Finance SA
4.718%, 2/15/20(7)(8)	EUR	7,150	$9,811,958
6.75%, 2/15/20(7)	EUR	3,000	4,425,582

			$14,237,540

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(7)	GBP	6,000	$10,159,294

			$10,159,294

Ecological Services and Equipment — 0.1%
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(4)(7)		111	$111,441
Tervita Corp.
8.00%, 11/15/18(7)		3,000	3,090,000
9.00%, 11/15/18(7)	CAD	2,000	1,865,320

			$5,066,761

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 0.1%
Trionista Holdco GmbH
5.00%, 4/30/20(7)	EUR	3,000	$4,172,539

			$4,172,539

Entertainment — 0.2%
Vougeot Bidco PLC
5.532%, 7/15/20(7)(8)	EUR	6,875	$9,476,300
7.875%, 7/15/20(7)	GBP	3,500	6,186,319

			$15,662,619

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		750	$839,063
7.125%, 9/1/18(7)		750	871,875

			$1,710,938

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(7)		2,500	$2,675,000
6.75%, 11/1/20(7)		2,575	2,723,063

			$5,398,063

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		14,000	$14,000,000
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(7)		10,000	9,800,000
Picard Groupe SA
4.548%, 8/1/19(7)(8)	EUR	4,000	5,502,942

			$29,302,942

Health Care — 0.8%
Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$19,295,719
5.125%, 8/1/21(7)		13,150	13,256,844
HCA, Inc.
4.75%, 5/1/23		4,650	4,562,812
inVentiv Health, Inc.
9.00%, 1/15/18(7)		6,275	6,620,125
Tenet Healthcare Corp.
6.00%, 10/1/20(7)		12,500	13,179,687
4.375%, 10/1/21		6,225	5,999,344

			$62,914,531

Home Furnishings — 0.1%
Libbey Glass, Inc.
6.875%, 5/15/20		2,025	$2,194,594
Sanitec Corp.
4.968%, 5/15/18(7)(8)	EUR	1,775	2,441,066

			$4,635,660

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(4)(9)		224	$173,434

			$173,434

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		3,000	$3,210,000
Galaxy Bidco, Ltd.
5.525%, 11/15/19(7)(8)(9)	GBP	2,500	4,140,570
Towergate Finance PLC
6.021%, 2/15/18(7)(8)	GBP	7,375	12,269,238

			$19,619,808

Leisure Goods/Activities/Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		2,000	$2,085,000

			$2,085,000

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		5,550	$5,262,094
9.00%, 2/15/20		2,500	2,431,250
9.00%, 2/15/20		6,350	6,191,250

			$13,884,594

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		1,709	$1,751,725
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,400	3,748,500

			$5,500,225

Surface Transport — 0.0%(6)
Jurassic Holdings III, Inc.
6.875%, 2/15/21(7)		2,500	$2,518,750

			$2,518,750

Telecommunications — 0.3%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,185,000
Virgin Media Secure Finance PLC
5.375%, 4/15/21(7)		5,050	5,087,875
6.00%, 4/15/21(7)	GBP	5,175	8,728,362
Wind Acquisition Finance SA
5.551%, 4/30/19(7)(8)	EUR	4,825	6,670,162
6.50%, 4/30/20(7)		3,150	3,449,250

			$26,120,649

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Utilities — 0.3%
Calpine Corp.
7.50%, 2/15/21(7)	7,217	$7,920,657
6.00%, 1/15/22(7)	2,000	2,080,000
7.875%, 1/15/23(7)	6,294	6,970,605
5.875%, 1/15/24(7)	5,000	4,987,500

		$21,958,762

Total Corporate Bonds & Notes (identified cost $334,721,624)		$350,265,125

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Apidos CDO, Series 2013-14A, Class C1, 3.089%, 4/15/25(7)(8)	$2,400	$2,376,960
Apidos CDO, Series 2013-14A, Class D, 3.739%, 4/15/25(7)(8)	3,000	2,936,736
Apidos CDO, Series 2013-14A, Class E, 4.639%, 4/15/25(7)(8)	1,500	1,386,513
Ares CLO, Ltd., 2.968%, 10/17/24(7)(8)	2,000	1,968,046
Ares CLO, Ltd., 3.718%, 10/17/24(7)(8)	2,000	1,929,298
Ares CLO, Ltd., 5.118%, 10/17/24(7)(8)	2,000	1,862,774
Avery Point II CLO, Ltd., Series 2013-2A, Class C, 2.988%, 7/17/25(7)(8)	2,000	1,957,274
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.688%, 7/17/25(7)(8)	1,670	1,592,091
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.488%, 7/17/25(7)(8)	1,670	1,523,948
Babson Ltd., Series 2013-IA, Class C, 2.937%, 4/20/25(7)(8)	3,150	3,125,625
Babson Ltd., Series 2013-IA, Class D, 3.737%, 4/20/25(7)(8)	2,475	2,434,747
Babson Ltd., Series 2013-IA, Class E, 4.637%, 4/20/25(7)(8)	1,500	1,402,880
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.889%, 7/15/25(7)(8)	2,000	1,974,788
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.639%, 7/15/25(7)(8)	2,000	1,990,074
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.839%, 7/15/25(7)(8)	1,600	1,498,878
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.937%, 4/20/25(7)(8)	2,625	2,583,470
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.737%, 4/20/25(7)(8)	2,900	2,839,900
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.988%, 7/17/25(7)(8)	1,500	1,477,467
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.588%, 7/17/25(7)(8)	1,500	1,454,384
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.738%, 7/17/25(7)(8)	1,800	1,680,901

Total Asset-Backed Securities (identified cost $40,026,302)		$39,996,754

Common Stocks — 0.2%

Security	Shares	Value
Automotive — 0.0%(6)
Dayco Products, LLC(4)(9)(10)	48,926	$1,834,725

		$1,834,725

Ecological Services and Equipment — 0.0%(6)
Environmental Systems Products Holdings, Inc.(4)(10)(11)	1,242	$34,987

		$34,987

Security	Shares	Value
Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(4)(9)(10)	105,043	$630,258

		$630,258

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(4)(9)(10)	162,236	$666,387
Sanitec Europe Oy E Units(4)(9)(10)	154,721	0

		$666,387

Investment Services — 0.0%
Safelite Realty Corp.(4)(10)(11)	20,048	$0

		$0

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(9)(10)	167,709	$1,970,577
Tropicana Entertainment, Inc.(9)(10)	40,751	743,706

		$2,714,283

Publishing — 0.2%
ION Media Networks, Inc.(4)(9)(10)	13,247	$4,079,811
Media General, Inc.(4)(9)(10)	344,120	5,734,966
MediaNews Group, Inc.(4)(9)(10)	66,239	1,523,495

		$11,338,272

Total Common Stocks (identified cost $9,133,760)		$17,218,912

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(6)
Environmental Systems Products Holdings, Inc., Series A(4)(10)(11)	284	$28,400

Total Preferred Stocks (identified cost $4,970)		$28,400

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(12)	$135,083	$135,082,961

Total Short-Term Investments (identified cost $135,082,961)		$135,082,961

Total Investments — 120.7% (identified cost $9,437,133,475)		$9,504,051,005

Less Unfunded Loan Commitments — (0.1)%		$(9,379,407)

Net Investments — 120.6% (identified cost $9,427,754,068)		$9,494,671,598

Other Assets, Less Liabilities — (20.6)%		$(1,619,900,746)

Net Assets — 100.0%		$7,874,770,852

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

PIK	-	Payment in Kind

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after January 31, 2014, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(6)	Amount is less than 0.05%.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $302,324,094 or 3.8% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)	Restricted security.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $34,034.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/28/14	British Pound Sterling 46,679,774	United States Dollar 75,476,060	Goldman Sachs International	$—	$(1,247,154)	$(1,247,154)
2/28/14	British Pound Sterling 2,022,500	United States Dollar 3,331,610	JPMorgan Chase Bank	7,414	—	7,414
2/28/14	Canadian Dollar 25,495,620	United States Dollar 24,145,180	JPMorgan Chase Bank	1,266,879	—	1,266,879
2/28/14	Euro 64,764,811	United States Dollar 87,795,631	Citibank NA	446,807	—	446,807
2/28/14	Euro 7,412,750	United States Dollar 10,089,650	Citibank NA	92,014	—	92,014
2/28/14	Euro 2,017,500	United States Dollar 2,758,451	Citibank NA	37,432	—	37,432
2/28/14	Euro 4,477,500	United States Dollar 6,064,075	Citibank NA	25,235	—	25,235
2/28/14	Euro 10,515,594	United States Dollar 14,473,348	Goldman Sachs International	290,881	—	290,881
2/28/14	Euro 9,502,250	United States Dollar 12,996,579	Goldman Sachs International	180,817	—	180,817
3/31/14	British Pound Sterling 48,267,240	United States Dollar 79,221,021	Citibank NA	—	(92,624)	(92,624)
3/31/14	Euro 4,431,500	United States Dollar 6,057,151	Goldman Sachs International	80,268	—	80,268
3/31/14	Euro 103,582,127	United States Dollar 142,545,062	HSBC Bank USA	2,841,057	—	2,841,057
4/30/14	British Pound Sterling 49,199,584	United States Dollar 81,418,178	HSBC Bank USA	590,953	—	590,953
4/30/14	Euro 91,583,384	United States Dollar 125,149,152	Deutsche Bank	1,624,867	—	1,624,867

				$7,484,624	$(1,339,778)	$6,144,846

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

At January 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary risk exposure is foreign exchange risk was $7,484,624 and $1,339,778, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,428,337,847

Gross unrealized appreciation	$95,789,832
Gross unrealized depreciation	(29,456,081)

Net unrealized appreciation	$66,333,751

Restricted Securities

At January 31, 2014, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$34,987
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	0

Total Common Stocks			$0	$34,987

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$28,400

Total Restricted Securities			$4,970	$63,387

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$8,949,868,984	$2,210,462	$8,952,079,446
Corporate Bonds & Notes	—	349,980,250	284,875	350,265,125
Asset-Backed Securities	—	39,996,754	—	39,996,754
Common Stocks	743,706	1,970,577	14,504,629	17,218,912
Preferred Stocks	—	—	28,400	28,400
Short-Term Investments	—	135,082,961	—	135,082,961
Total Investments	$743,706	$9,476,899,526	$17,028,366	$9,494,671,598
Forward Foreign Currency Exchange Contracts	$—	$7,484,624	$—	$7,484,624
Total	$743,706	$9,484,384,150	$17,028,366	$9,502,156,222

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,339,778)	$—	$(1,339,778)
Total	$—	$(1,339,778)	$—	$(1,339,778)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2014 is not presented.

At January 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014